UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund:    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$980,633,040
Total Investments (Cost — $747,421,976) — 100.1%	980,633,040
Liabilities in Excess of Other Assets — (0.1)%	(901,245)

Net Assets — 100.0%	$979,731,795

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $980,633,040 and 99.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2014	1

Schedule of Investments June 30, 2014 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.2%
Esterline Technologies Corp. (a)(b)	68,900	$7,931,768
The KEYW Holding Corp. (a)(b)	308,900	3,882,873
Moog, Inc., Class A (a)	208,400	15,190,276
Triumph Group, Inc.	63,600	4,440,552

		31,445,469
Auto Components — 1.0%
Tenneco, Inc. (a)	157,853	10,370,942
Automobiles — 0.7%
Thor Industries, Inc.	126,598	7,199,628
Banks — 4.4%
Banner Corp.	115,699	4,585,151
BBCN Bancorp, Inc.	250,200	3,990,690
Boston Private Financial Holdings, Inc.	38,876	522,493
Cathay General Bancorp	104,996	2,683,698
Centerstate Banks, Inc.	361,800	4,052,160
Hanmi Financial Corp.	106,600	2,247,128
Old National Bancorp	333,100	4,756,668
PrivateBancorp, Inc.	114,200	3,318,652
Umpqua Holdings Corp.	261,100	4,678,912
Wintrust Financial Corp.	271,400	12,484,400

		43,319,952
Beverages — 0.5%
Cott Corp.	675,408	4,775,135
Biotechnology — 1.1%
ArQule, Inc. (a)	599,967	929,949
MannKind Corp. (a)(b)	773,426	8,499,952
XOMA Corp. (a)	412,020	1,891,172

		11,321,073
Building Products — 1.2%
Continental Building Products, Inc. (a)(b)	364,400	5,611,760
Norcraft Cos., Inc. (a)	445,200	6,370,812

		11,982,572
Capital Markets — 1.7%
Investment Technology Group, Inc. (a)	131,100	2,212,968
Marcus & Millichap, Inc. (a)	522,148	13,319,995
Stifel Financial Corp. (a)(b)	21,100	999,085

		16,532,048
Chemicals — 3.2%
Axiall Corp.	144,978	6,853,110
Huntsman Corp.	219,800	6,176,380
Kraton Performance Polymers, Inc. (a)(b)	361,995	8,105,068
OM Group, Inc.	172,400	5,590,932
Rockwood Holdings, Inc.	68,255	5,186,697

		31,912,187
Communications Equipment — 3.3%
ARRIS Group, Inc. (a)	291,300	9,475,989
Digi International, Inc. (a)	541,000	5,096,220
Harmonic, Inc. (a)	733,000	5,468,180
Ixia (a)	563,400	6,439,662
Plantronics, Inc.	31,900	1,532,795
Procera Networks, Inc. (a)(b)	420,600	4,243,854

		32,256,700

Common Stocks	Shares	Value
Construction & Engineering — 2.4%
EMCOR Group, Inc.	181,800	$8,095,554
MYR Group, Inc. (a)	398,000	10,081,340
Orion Marine Group, Inc. (a)	497,641	5,389,452

		23,566,346
Consumer Finance — 1.2%
Cash America International, Inc.	131,500	5,842,545
Springleaf Holdings, Inc. (a)	249,500	6,474,525

		12,317,070
Containers & Packaging — 0.5%
Rock-Tenn Co., Class A	46,380	4,897,264
Diversified Consumer Services — 2.0%
Apollo Education Group, Inc. (a)(b)	260,515	8,141,094
Lincoln Educational Services Corp.	836,634	3,756,487
Regis Corp.	65,160	917,453
ServiceMaster Global Holdings, Inc. (a)	375,500	6,845,365

		19,660,399
Electric Utilities — 4.1%
ALLETE, Inc.	255,900	13,140,465
El Paso Electric Co.	278,100	11,182,401
Hawaiian Electric Industries, Inc. (b)	297,600	7,535,232
PNM Resources, Inc.	282,200	8,276,926

		40,135,024
Electronic Equipment, Instruments & Components — 5.9%
Anixter International, Inc.	117,000	11,708,190
Ingram Micro, Inc., Class A (a)	284,900	8,321,929
OSI Systems, Inc. (a)	163,400	10,906,950
Plexus Corp. (a)	93,700	4,056,273
Rofin-Sinar Technologies, Inc. (a)	243,600	5,856,144
ScanSource, Inc. (a)	124,100	4,725,728
SYNNEX Corp. (a)(b)	169,000	12,311,650

		57,886,864
Energy Equipment & Services — 2.5%
McDermott International, Inc. (a)(b)	845,800	6,842,522
Pioneer Energy Services Corp. (a)	231,296	4,056,932
Superior Energy Services, Inc.	244,000	8,818,160
TETRA Technologies, Inc. (a)(b)	423,000	4,982,940

		24,700,554
Food & Staples Retailing — 1.3%
SUPERVALU, Inc. (a)(b)	1,561,200	12,833,064
Food Products — 0.3%
Pinnacle Foods, Inc.	94,302	3,102,536
Gas Utilities — 2.3%
Northwest Natural Gas Co.	76,500	3,606,975
South Jersey Industries, Inc.	184,300	11,133,563
Southwest Gas Corp.	147,500	7,786,525

		22,527,063
Health Care Equipment & Supplies — 4.6%
Hansen Medical, Inc. (a)(b)	3,812,491	4,994,363
Invacare Corp.	679,581	12,483,903
Lumenis Ltd., Class B (a)	528,640	5,148,954

2	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
NuVasive, Inc. (a)	255,416	$9,085,147
OraSure Technologies, Inc. (a)	1,573,816	13,550,556

		45,262,923
Health Care Providers & Services — 1.3%
Owens & Minor, Inc.	377,768	12,836,557
Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.	116,075	5,647,049
Papa John’s International, Inc.	134,244	5,690,603
Pinnacle Entertainment, Inc. (a)	371,221	9,347,345

		20,684,997
Household Durables — 0.8%
The New Home Co., Inc. (a)(b)	208,700	2,948,931
Taylor Morrison Home Corp., Class A (a)	234,929	5,267,108

		8,216,039
Insurance — 1.4%
Argo Group International Holdings Ltd.	38,700	1,977,957
Fidelity & Guaranty Life	285,700	6,839,658
Heritage Insurance Holdings, Inc. (a)	353,300	5,373,693

		14,191,308
Internet & Catalog Retail — 0.3%
dELiA*s, Inc. (a)(b)(c)	3,587,985	2,763,466
IT Services — 0.7%
Euronet Worldwide, Inc. (a)(b)	142,444	6,871,499
Leisure Products — 0.3%
LeapFrog Enterprises, Inc. (a)(b)	355,801	2,615,137
Life Sciences Tools & Services — 1.4%
Pacific Biosciences of California, Inc. (a)	2,243,739	13,866,307
Machinery — 4.8%
Actuant Corp., Class A	85,100	2,941,907
Albany International Corp., Class A	111,100	4,217,356
Barnes Group, Inc.	234,000	9,018,360
CIRCOR International, Inc.	51,729	3,989,858
Crane Co.	113,400	8,432,424
EnPro Industries, Inc. (a)	53,300	3,899,428
Kennametal, Inc.	103,500	4,789,980
RBC Bearings, Inc.	160,000	10,248,000

		47,537,313
Media — 2.9%
AMC Entertainment Holdings, Inc., Class A	202,288	5,030,903
Carmike Cinemas, Inc. (a)	176,132	6,187,517
Cumulus Media, Inc., Class A (a)	796,103	5,246,319
Live Nation Entertainment, Inc. (a)	495,199	12,226,463

		28,691,202
Metals & Mining — 2.4%
Haynes International, Inc.	192,095	10,870,656
Materion Corp.	75,286	2,784,829
Stillwater Mining Co. (a)(b)	581,400	10,203,570

		23,859,055
Multiline Retail — 0.7%
Fred’s, Inc., Class A	445,134	6,806,099
Multi-Utilities — 1.8%
NorthWestern Corp.	340,500	17,770,695

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 5.8%
Africa Oil Corp. (a)(b)	995,600	$6,811,190
Bill Barrett Corp. (a)(b)	277,582	7,433,646
Emerald Oil, Inc. (a)(b)	931,717	7,127,635
Navigator Holdings Ltd. (a)	151,800	4,459,884
Oasis Petroleum, Inc. (a)	233,524	13,051,656
Parsley Energy, Inc., Class A (a)	74,400	1,790,808
Ship Finance International Ltd. (b)	334,100	6,210,919
SM Energy Co.	66,100	5,559,010
StealthGas, Inc. (a)	471,900	5,238,090

		57,682,838
Paper & Forest Products — 0.2%
Schweitzer-Mauduit International, Inc.	55,840	2,437,974
Professional Services — 1.0%
Kforce, Inc.	475,300	10,290,245
Real Estate Investment Trusts (REITs) — 7.9%
Ashford Hospitality Prime, Inc.	460,122	7,895,694
Corporate Office Properties Trust	221,660	6,164,365
CyrusOne, Inc.	599,339	14,923,541
Education Realty Trust, Inc.	1,129,717	12,133,161
LTC Properties, Inc.	86,270	3,367,981
Monmouth Real Estate Investment Corp., Class A (b)	597,600	5,999,904
Pennsylvania Real Estate Investment Trust	754,648	14,202,475
Rouse Properties, Inc.	773,249	13,230,290

		77,917,411
Semiconductors & Semiconductor Equipment — 2.9%
DSP Group, Inc. (a)	690,337	5,860,961
Exar Corp. (a)(b)	212,000	2,395,600
RF Micro Devices, Inc. (a)	921,717	8,839,266
Teradyne, Inc.	225,800	4,425,680
Veeco Instruments, Inc. (a)	186,600	6,952,716

		28,474,223
Software — 2.7%
Bottomline Technologies, Inc. (a)(b)	234,397	7,013,158
Monotype Imaging Holdings, Inc.	41,337	1,164,463
PTC, Inc. (a)(b)	209,200	8,116,960
Take-Two Interactive Software, Inc. (a)	115,100	2,559,824
TIBCO Software, Inc. (a)	368,500	7,432,645

		26,287,050
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A	226,183	9,782,415
The Children’s Place Retail Stores, Inc.	137,348	6,816,581
Genesco, Inc. (a)(b)	140,719	11,557,251
Murphy USA, Inc. (a)	131,833	6,445,315
Office Depot, Inc. (a)(b)	1,310,098	7,454,458
Penske Automotive Group, Inc.	130,543	6,461,879
Stage Stores, Inc.	40,442	755,861

		49,273,760
Technology Hardware, Storage & Peripherals — 1.0%
NCR Corp. (a)	155,643	5,461,513
Silicon Graphics International Corp. (a)	420,907	4,049,125

		9,510,638
Textiles, Apparel & Luxury Goods — 1.3%
G-III Apparel Group Ltd. (a)	81,237	6,633,813

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2014	3

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Vera Bradley, Inc. (a)(b)	280,246	$6,128,980

		12,762,793
Thrifts & Mortgage Finance — 0.9%
Northwest Bancshares, Inc.	626,600	8,502,962
Total Common Stocks — 97.0%		957,854,381

Warrants (d)
Biotechnology — 0.2%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	1,124,550
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	286,325
Total Warrants — 0.2%		1,410,875
Total Long-Term Investments (Cost — $724,839,356) — 97.2%		959,265,256

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	27,690,117	$27,690,117
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (e)(f)(g)	$90,195	90,195,049
Total Short-Term Securities (Cost — $117,885,166) — 11.9%		117,885,166
Total Investments (Cost — $842,724,522*) — 109.1%		1,077,150,422
Liabilities in Excess of Other Assets — (9.1)%		(89,845,864)

Net Assets — 100.0%		$987,304,558

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$848,613,967

Gross unrealized appreciation	$248,719,609
Gross unrealized depreciation	(20,183,154)

Net unrealized appreciation	$228,536,455

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2014	Shares Purchased	Shares Sold	Shares Held at June 30, 2014	Value Held at June 30, 2014	Income	Realized Gain (Loss)
dELiA*s, Inc.	3,738,985	—	(151,000)	3,587,985	$2,763,466	—	$(100,123)
LCA-Vision, Inc.	1,955,583	—	(1,955,583)	—	—	—	$3,174,844

(d)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,684,642	21,005,475	27,690,117	$1,656
BlackRock Liquidity Series, LLC, Money Market Series	$114,194,743	$(23,999,694)	$90,195,049	$347,346

(g)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2014

Schedule of Investments (concluded)	Master Value Opportunities LLC

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$957,854,381	—	—	$957,854,381
Warrants	1,124,550	$286,325	—	1,410,875
Short-Term Securities	27,690,117	90,195,049	—	117,885,166
Total	$986,669,048	$90,481,374	—	$1,077,150,422

[1]    See above Schedule of Investments for values in each industry.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$499	—	—	$499
Liabilities:
Collateral on securities loaned at value	—	$(90,195,049)	—	(90,195,049)
Total	$499	$(90,195,049)	—	$(90,194,550)

There were no transfers between levels during the period ended June 30, 2014.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2014	5

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 26, 2014

3